INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks	Other	Total
Gross carrying amount
Balance at January 1, 2023	$2,432	$4,407	$2,813	$592	$449	$10,693
Additions	249	—	112	—	48	409
Dispositions	(3)	(807)	(1,937)	(346)	(89)	(3,182)
Foreign currency translation	203	21	5	—	14	243
Balances at December 31, 2023	$2,881	$3,621	$993	$246	$422	$8,163
Additions	113	—	61	—	65	239
Acquisitions through business combinations	—	—	11	—	—	11
Dispositions	(1)	—	(2)	—	(10)	(13)
Foreign currency translation	(735)	—	(34)	—	19	(750)
Balance at December 31, 2024	$2,258	$3,621	$1,029	$246	$496	$7,650
Accumulated amortization and impairment
Balance at January 1, 2023	$(337)	$(310)	$(675)	$(11)	$(65)	$(1,398)
Amortization and impairment expense	(85)	(291)	(288)	(19)	(28)	(711)
Dispositions	—	240	669	6	14	929
Foreign currency translation	(48)	1	1	—	(6)	(52)
Balances at December 31, 2023	$(470)	$(360)	$(293)	$(24)	$(85)	$(1,232)
Amortization and impairment expense	(108)	(243)	(193)	(17)	(53)	(614)
Dispositions	1	—	1	—	10	12
Foreign currency translation	124	—	17	—	9	150
Balance at December 31, 2024	$(453)	$(603)	$(468)	$(41)	$(119)	$(1,684)
Net book value
December 31, 2023	$2,411	$3,261	$700	$222	$337	$6,931
December 31, 2024	$1,805	$3,018	$561	$205	$377	$5,966

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$5,702	$6,914
Acquisitions through business combinations	24	—
Impairment	(661)	(599)
Dispositions	—	(577)
Foreign currency translation	(77)	(36)
Balance at end of year	$4,988	$5,702